Employee benefits - Summary of Sensitivity Analysis for Jaguar Land Rover Limited Pension Plan (Detail) - Jaguar Land Rover Pension plan [member] ₨ in Thousands	12 Months Ended
Mar. 31, 2021 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 41,515,400
Impact on scheme liabilities, due to decrease in assumption	41,515,400
Impact on service cost, due to increase in assumption	705,400
Impact on service cost, due to decrease in assumption	₨ 705,400
Actuarial assumption of expected rates of inflation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	0.25%
Change in assumption, decrease	0.25%
Impact on scheme liabilities, due to increase in assumption	₨ 23,075,300
Impact on scheme liabilities, due to decrease in assumption	23,075,300
Impact on service cost, due to increase in assumption	403,100
Impact on service cost, due to decrease in assumption	₨ 403,100
Mortality rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1 year
Change in assumption, decrease	1 year
Impact on scheme liabilities, due to increase in assumption	₨ 30,128,900
Impact on scheme liabilities, due to decrease in assumption	30,128,900
Impact on service cost, due to increase in assumption	403,100
Impact on service cost, due to decrease in assumption	₨ 403,100